SCHEDULE OF DISAGGREGATION OF REVENUE (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
IfrsStatementLineItems [Line Items]
Total revenue	$ 6,982	$ 9,151	$ 23,260	$ 28,649
Concentrate Revenues From Contracts With Customers Silver [Member]
IfrsStatementLineItems [Line Items]
Total revenue	4,914	5,882	14,532	18,496
Concentrate Revenues From Contracts With Customers Lead [Member]
IfrsStatementLineItems [Line Items]
Total revenue	1,089	1,457	3,140	4,215
Concentrate Revenues From Contracts With Customers Zinc [Member]
IfrsStatementLineItems [Line Items]
Total revenue	$ 979	$ 1,812	$ 5,588	$ 5,938